Debt And Lines Of Credit (Debt Extinguishment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt And Lines Of Credit [Abstract]
Debt reductions	$ 129	[1]	$ 393	[1]	$ 5,089	[1]
Pre-tax early debt extinguishment costs	$ 32	[2]	$ 39	[2]	$ 185	[2]
Interest rates range, minimum	4.00%
Interest rates range, maximum	9.375%
Original maturity date range, minimum	2010		2010		2010
Original maturity date range, maximum	2039		2039		2039

[1]	Reductions related to notes with interest rates ranging from 4.00% to 9.375% with original maturities from 2010 to 2039 for the years ended December 31, 2011, 2010 and 2009.
[2]	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.